SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described below and in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 10, 2025, the Company issued an additional 958,333 founder shares (up to 125,000 shares of which are subject to forfeiture depending on the extent to which the Underwriters’ over-allotment option is exercised) for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (up to 875,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the Underwriters’ option to purchase additional units is exercised).

On January 21, 2025, the Company consummated the Initial Public Offering of 19,000,000 Units, which includes the partial exercise by the Underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $190,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 690,000 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $6,900,000. Of the 690,000 Private Placement Units, 500,000 Private Placement Units were purchased by the Sponsor, and an aggregate of 190,000 Private Placement Units were purchased by the Underwriters: Cohen & Company Capital Markets (133,000); Clear Street LLC (28,500); and Loop Capital Markets LLC (28,500).

On January 21, 2025, in connection with the closing of the Initial Public Offering, the Underwriters were paid a cash underwriting discount of $0.20 per Unit, or $3,800,000 in the aggregate. Additionally, the Underwriters are entitled to a deferred underwriting discount of up to $0.40 per Unit, or up to $7,600,000 in the aggregate (subject to reduction based on the funds remaining in the Trust Account after giving effect to the public shares that are redeemed in connection with an initial Business Combination), payable to the Underwriters for deferred underwriting commissions on amounts remaining in the Trust Account after all redemptions by public shareholders have been met.

On January 21, 2025, the Company repaid all outstanding amounts under the Promissory Note.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. The Company has concluded that all such events and transactions that would require adjustment or disclosure in the unaudited condensed financial statements have been recognized or disclosed, which include the following:

On October 22, 2025, the Company, Solis Merger Sub LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of the Company (“Merger Sub”), and ONE Nuclear Energy LLC, a Delaware limited liability company (the “ONE Nuclear”), entered into a business combination agreement (the “Business Combination Agreement”) that contemplates a $1.0 billion equity valuation of ONE Nuclear and an all-stock combination transaction (the “Proposed Business Combination). ONE Nuclear is an independent developer of large-scale energy solutions powered by natural gas and advanced nuclear small modular reactor (SMR) technologies.

Pursuant to the Business Combination Agreement, the parties thereto will enter into a business combination transaction by which, among other things, (i) the Company will transfer by way of continuation and deregistration to and domesticate as a Delaware corporation (the “Domestication”) and (ii) Merger Sub will merge with and into ONE Nuclear (the “Merger”), with ONE Nuclear being the surviving entity of the Merger and becoming a direct, wholly-owned subsidiary of the Company. Upon closing of the Merger (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), ONE Nuclear will become a direct, wholly-owned subsidiary of the Company, and the Company will be a publicly traded company operating under the name “ONE Nuclear.” Following the Closing, the Company’s shares of common stock following the Domestication (“Common Stock”) are expected to trade on Nasdaq under the ticker symbol “ONEN.”

The Closing will occur no later than the third business day following the satisfaction or waiver of all of the closing conditions, or at such other time or in such other manner as agreed upon by the Company and ONE Nuclear in writing.

The obligations of the parties to consummate the Merger and the other transactions contemplated by the Business Combination Agreement (collectively, the “Transactions”) are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of customary closing conditions set forth in the Business Combination Agreement, including: (i) approval of the Transactions by the shareholders of the Company and the equityholders of ONE Nuclear; (ii) the registration statement on Form S-4 (the “Registration Statement”) having become effective under the Securities Act of 1933, as amended (the “Securities Act”); (iii) the Company’s shares of Common Stock to be issued in connection with the Transactions will be conditionally approved for listing upon the Closing on Nasdaq subject to any requirement to have a sufficient number of round lot holders of Common Stock; (iv) no governmental authority of competent jurisdiction will have enacted, issued, promulgated, enforced or entered any law or governmental order that is then in effect that makes the Merger illegal or otherwise prevents or prohibits the Closing; (v) no Purchaser Material Adverse Effect or Company Material Adverse Effect (each as defined in the Business Combination Agreement) will have occurred since the date of the Business Combination Agreement that is continuing; and (vi) the Domestication will have been completed. There is no minimum cash condition or financing condition to Closing.

Unless specifically stated, this Quarterly Report on Form 10-Q does not give effect to the proposed Transactions and does not contain the risks associated with the proposed Transactions. Such risks and effects relating to the proposed Transactions will be included in a Registration Statement on Form S-4 that the Company intends to file with the SEC relating to the Proposed Business Combination.

For more information about the Proposed Business Combination and the Business Combination Agreement, see the Company’s Current Report on Form 8-K filed with the SEC on October 23, 2025.